UNITED STATES OF AMERICA
BEFORE THE

SECURITIES AND EXCHANGE COMMISSION

INVESTMENT COMPANY ACT OF 1940 Release No. IC-32598 / April 11, 2017

In the Matter of                                                                      :

:

ALLIANZ FUNDS MULTI-STRATEGY TRUST              :

ALLIANZ GLOBAL INVESTORS U.S. LLC                    :

:

1633 Broadway                                                                      :

New York, NY 10019                                                            :

:

(812-14255)                                                                            :

:

ORDER UNDER SECTION 12(d)(1)(J) OF THE INVESTMENT COMPANY ACT OF 1940 GRANTING AN EXEMPTION FROM SECTIONS 12(d)(1)(A), (B), AND (C) OF THE ACT, AND UNDER SECTIONS 6(c) AND 17(b) OF THE ACT GRANTING AN EXEMPTION FROM SECTIONS 17(a)(1) AND (2) OF THE ACT

Allianz Funds Multi-Strategy Trust and Allianz Global Investors U.S. LLC filed an application on December 23, 2013, and amendments to the application on July 30, 2015, May 2, 2016, February 3, 2017, March 8, 2017 and March 13, 2017, requesting an order under section 12(d)(1)(J) of the Investment Company Act of 1940 (the “Act”) granting an exemption from sections 12(d)(1)(A), (B), and (C) of the Act, and under sections 6(c) and 17(b) of the Act granting an exemption from sections 17(a)(1) and (2) of the Act. The order would permit certain registered open-end management investment companies that operate as “funds of funds” to acquire shares of certain registered open-end management investment companies, registered closed-end management investment companies, “business development companies” as defined by section 2(a)(48) of the Act, and registered unit investment trusts that are within or outside the same group of investment companies as the acquiring investment companies.

On March 15, 2017, a notice of the filing of the application was issued (Investment Company Act Release No. 32533). The notice gave interested persons an opportunity to request a hearing and stated that an order granting the application would be issued unless a hearing was ordered. No request for a hearing has been filed, and the Commission has not ordered a hearing.

The matter has been considered and it is found, on the basis of the information set forth in the application, that granting the requested exemption is appropriate in and consistent with the public interest and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the Act.

It is also found that the terms of the proposed transactions are reasonable and fair and do not involve overreaching, and the proposed transactions are consistent with the policies of each registered investment company concerned and with the general purposes of the Act.

Accordingly,

IT IS ORDERED, that the relief requested under section 12(d)(1)(J) of the Act from sections 12(d)(1)(A), (B), and (C) of the Act and under sections 6(c) and 17(b) of the Act from sections 17(a)(1) and (2) of the Act by Allianz Funds Multi-Strategy Trust and Allianz Global Investors U.S. LLC (File No. 812-14255) is granted, effective immediately, subject to the conditions contained in the application, as amended.

For the Commission, by the Division of Investment Management, under delegated authority.

Eduardo A. Aleman Assistant Secretary